Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 18 — COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claim, when a loss is assessed to be probable, and the amount of the loss is reasonably estimable per guidance of ASC Topic 450-20 — Loss Contingencies.

As of December 31, 2022, 2023 and 2024, the Company is subject to legal proceeding from a charge by Ministry of Manpower for an offence under Section 12(1) of the Workplace Safety and Health Act for failure to take measure to ensure the safety of its employees at work in one of its construction projects in 2019 which resulted in injuries to one worker and one fatality. The Company has claimed trial to this charge. For the same incident, the Company was also charged under Section 5 of the Building Control Act for carrying out building works that were not approved by the Commissioner of Building Control. Additionally, the Company is also subject to a claim from an employee of a subcontractor for a construction project for damages arising out of injuries and loss suffered as a result of work accident at the project site. The claimant seeks to hold the Company and the subcontractor jointly and severally liable for the claim.

In November 2025, the State Courts of Singapore imposed a total fine of S$250,000 on the Company related to the 2019 incident, with an approved 10-month installment plan (S$25,000 per month, started at November). The full fine remained unpaid as of the payment advice date, and the Company intends to comply with the payment schedule.

As of December 31, 2023, 2024 and 2025, the Company’s accrued provision for the legal proceedings was S$385,000, S$275,000 and S$200,000 ($155,533) respectively. There was no further update as the date that the consolidated financial statements are available to be issued.

For the years ended December 31, 2023, 2024 and 2025, the Company’s provision for estimated litigation loss was S$125,000, nil and nil respectively.